Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 88.3%
Communication Services - 5.4%
264,156	Nexstar Media Group, Inc.	44,074,429
1,251,457	WideOpenWest, Inc.*	15,355,377
		59,429,806
Consumer Discretionary - 10.7%
172,490	Civeo Corp.*	4,334,674
320,010	Culp, Inc.	1,395,244
1,179,833	Denny's Corp.*	11,102,228
93,309	Helen of Troy Ltd.*	8,998,720
962,660	La-Z-Boy, Inc.	21,727,236
253,314	Monarch Casino & Resort, Inc.*	14,221,048
121,565	Murphy USA, Inc.	33,419,434
912,062	Vista Outdoor, Inc.*	22,181,348
		117,379,932
Consumer Staples - 4.7%
864,751	Sprouts Farmers Market, Inc.*	23,996,840
647,906	TreeHouse Foods, Inc.*	27,484,173
		51,481,013
Energy - 6.1%
1,521,856	ChampionX Corp.	29,782,722
1,987,416	Oceaneering International, Inc.*	15,819,831
437,632	REX American Resources Corp.*	12,218,685
1,041,512	Star Group L.P.	8,467,493
		66,288,731
Financials - 27.5%
555,561	Amalgamated Financial Corp.	12,527,900
104,151	Assurant, Inc.	15,130,016
622,936	Bancorp, Inc.*	13,692,133
460,302	Dime Community Bancshares, Inc.	13,477,643
1,593,481	Eastern Bankshares, Inc.	31,295,967
295,040	First Bancorp	10,792,563
162,962	Hanover Insurance Group, Inc.	20,881,951
901,549	International Money Express, Inc.*	20,546,302
2,017,314	MGIC Investment Corp.	25,861,965
993,872	Pacific Premier Bancorp, Inc.	30,770,277
335,781	Peapack Gladstone Financial Corp.	11,299,031
695,218	Premier Financial Corp.	17,867,103
142,592	Primerica, Inc.	17,602,982
247,400	UMB Financial Corp.	20,853,346
90,681	Virtus Investment Partners, Inc.	14,465,433
490,201	WSFS Financial Corp.	22,774,738
		299,839,350
Health Care - 3.3%
817,111	Owens & Minor, Inc.	19,692,375
680,104	Patterson Cos, Inc.	16,336,098
		36,028,473
Industrials - 17.1%
270,399	Albany International Corp.	21,315,553
282,555	Comfort Systems USA, Inc.	27,501,078
171,833	CRA International, Inc.	15,248,460
151,791	Curtiss-Wright Corp.	21,123,236
704,089	Federal Signal Corp.	26,276,602
100,866	Kadant, Inc.	16,825,457
235,244	McGrath RentCorp	19,727,562
1,361,523	Mueller Water Products, Inc.	13,982,841
340,709	SPX Technologies, Inc.*	18,813,951
393,278	Thermon Group Holdings, Inc.*	6,060,414
		186,875,154
Information Technology - 6.2%
703,760	CTS Corp.	29,311,604
829,924	EchoStar Corp.*	13,668,848
320,996	Onto Innovation, Inc.*	20,559,794
98,894	PC Connection, Inc.	4,459,131
		67,999,377
Materials - 5.5%
68,668	Chase Corp.	5,738,585
287,484	Eagle Materials, Inc.	30,812,535
385,064	Ingevity Corp.*	23,346,430
		59,897,550
Utilities - 1.8%
442,889	Portland General Electric Co.	19,247,956
Total Common Stocks (Cost $801,671,023)		964,467,342

Real Estate Investment Trusts - 7.7%
216,845	CTO Realty Growth, Inc.	4,063,675
128,464	EastGroup Properties, Inc.	18,542,494
935,718	Essential Properties Realty Trust, Inc.	18,199,715
530,284	Getty Realty Corp.	14,259,337
721,173	Global Medical REIT, Inc.	6,144,394
2,569,282	Ladder Capital Corp.	23,020,767
Total Real Estate Investment Trusts (Cost $79,136,155)		84,230,382

Short-Term Investments - 3.9%
Money Market Funds - 3.9%
42,221,289	First American Government Obligations Fund - Class Z, 2.74%#	42,221,289
Total Short-Term Investments (Cost $42,221,289)		42,221,289
Total Investments - 99.9% (Cost $923,028,467)		1,090,919,013
Other Assets in Excess of Liabilities - 0.1%		1,036,563
NET ASSETS - 100.0%		$1,091,955,576

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.